9. RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Receivables

Receivables consist of the following at September 30, 2014. (There were no comparable amounts at December 31, 2013.):

September 30, 2014
(unaudited)
Tenant receivable, current	$16,282
Tenant receivable, non-current	17,316
Receivables	33,598
Less: Allowance for doubtful accounts	-
Receivables, net	$33,598

Schedule of receipts

The following discloses scheduled tenant receipts for the remainder of 2014, the next five fiscal years, and thereafter (see Note 18):

Scheduled Tenant Receipts
Remainder of 2014	$46,477
2015	148,205
2016	110,536
2017	112,753
2018	115,008
2019	117,308
Thereafter	246,203
Total scheduled rental receipts	$896,490